Note 12 - Revenue - Contract Balances (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Receivables	$ 974,323	$ 476,164
Opening balance	38,431	1,628,426
Contract liabilities	29,851	38,431
Closing balance	29,851	38,431
Net increase/(decrease)	$ (8,580)	$ (1,589,995)